MERGER TRANSACTION COSTS PAYABLE	12 Months Ended
Dec. 31, 2025
Merger Transaction Costs Payable
MERGER TRANSACTION COSTS PAYABLE

NOTE 5 - MERGER TRANSACTION COSTS PAYABLE

In connection with the business combination in December 2023, the Company entered into three agreements (together, the “Agreements”) with financial institutions, in which the Company agreed to pay a success fee in the aggregate amount of $4.25 million to the financial institutions in case the Company consummated certain acquisition(s). The success fees were paid in shares of the Company’s common stock and warrants during the 2024 fiscal year.

ASC 480 Distinguishing Liabilities From Equity requires liability classification for all instruments that embodies an unconditional obligation that the Company must or may settle by issuing a variable number of its equity shares, if, at inception, the monetary value of the obligation is based solely on a fixed monetary amount know at inception. As a result, the Company classified such liability in current liabilities as of December 31, 2023. In January 2024, the Company issued an aggregate number of 48,342 shares of common stock and 4,000 warrants in accordance with the Agreements in full settlement of the Company’s obligations to the three financial institutions. As of December 31, 2025 and December 31, 2024 the merger transaction costs payable were zero.